The FBR Funds

1001 Nineteenth Street North

Arlington, VA 22209

March 2, 2007

VIA ELECTRONIC FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:      Re:  The FBR Funds (the "Trust")
           File Nos. 333-112480  and 811-21503

Dear Sir or Madam:

            Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information for the Trust's ten investment series, that would have been filed under Rule 497(c) does not differ from that contained in the Trust's Post-Effective Amendment No. 9 which was filed with the Commission on February 28, 2007 and which became effective on February 28, 2007.  The text of Post-Effective Amendment No. 9 was filed electronically (Accession Number 0001003297-07-000058).

            Please do not hesitate to contact the undersigned at 703.875.1326 if you have any questions or comments concerning this filing.

                                                                        Very truly yours,

                                                                        /s/ Kimberly J. Bradshaw

                                                                        Kimberly J. Bradshaw

                                                                        Treasurer and Secretary

                                                                        The FBR Funds